Revenue - Disaggregation of revenue (Details) - Wag Labs, Inc. - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenues	$ 12,784	$ 3,567	$ 22,450	$ 6,156	$ 20,082	$ 11,970
Service revenue
Disaggregation of Revenue [Line Items]
Revenues	5,675		10,107		14,951
Wellness revenue
Disaggregation of Revenue [Line Items]
Revenues	$ 7,109		$ 12,343		$ 5,131